Columbia Variable Portfolio – Small Company Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.0%
Issuer	Shares	Value ($)
Communication Services 1.6%
Entertainment 1.4%
IMAX Corp.(a)	105,708	3,461,937
Media 0.2%
MNTN, Inc.(a)	21,778	403,982
Total Communication Services		3,865,919
Consumer Discretionary 13.1%
Automobile Components 1.0%
Modine Manufacturing Co.(a)	17,225	2,448,706
Broadline Retail 2.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	40,082	5,146,529
Diversified Consumer Services 0.6%
Stride, Inc.(a)	9,332	1,389,908
Hotels, Restaurants & Leisure 6.6%
Black Rock Coffee Bar, Inc., Class A(a)	39,004	930,635
Brinker International, Inc.(a)	22,017	2,789,114
Dutch Bros, Inc., Class A(a)	50,960	2,667,246
Kura Sushi USA, Inc., Class A(a)	11,331	673,175
Rush Street Interactive, Inc.(a)	195,556	4,004,987
Shake Shack, Inc., Class A(a)	31,968	2,992,524
Wingstop, Inc.	7,639	1,922,584
Total		15,980,265
Specialty Retail 2.7%
Boot Barn Holdings, Inc.(a)	18,806	3,116,531
Floor & Decor Holdings, Inc., Class A(a)	22,689	1,672,179
Lithia Motors, Inc., Class A	5,372	1,697,552
Total		6,486,262
Total Consumer Discretionary		31,451,670
Consumer Staples 3.6%
Beverages 1.8%
Celsius Holdings, Inc.(a)	50,154	2,883,353
Vita Coco Co., Inc. (The)(a)	34,402	1,461,053
Total		4,344,406
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.8%
Casey’s General Stores, Inc.	3,190	1,803,371
Sprouts Farmers Market, Inc.(a)	23,115	2,514,912
Total		4,318,283
Total Consumer Staples		8,662,689
Energy 2.9%
Energy Equipment & Services 0.8%
Noble Corp PLC	32,535	920,090
Valaris Ltd.(a)	18,880	920,777
Total		1,840,867
Oil, Gas & Consumable Fuels 2.1%
Antero Resources Corp.(a)	126,367	4,240,877
Lightbridge Corp.(a)	43,220	916,696
Total		5,157,573
Total Energy		6,998,440
Financials 7.3%
Banks 2.5%
Axos Financial, Inc.(a)	25,670	2,172,966
Bancorp, Inc. (The)(a)	34,824	2,607,969
Live Oak Bancshares, Inc.	33,694	1,186,703
Total		5,967,638
Capital Markets 3.1%
Hamilton Lane, Inc., Class A	4,884	658,314
Moelis & Co., ADR, Class A	37,655	2,685,554
Perella Weinberg Partners	112,024	2,388,352
StepStone Group, Inc., Class A	27,254	1,779,959
Total		7,512,179
Consumer Finance 1.2%
Dave, Inc.(a)	14,993	2,988,855
Insurance 0.5%
Baldwin Insurance Group, Inc. (The), Class A(a)	38,226	1,078,355
Total Financials		17,547,027

Columbia Variable Portfolio – Small Company Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 18.4%
Biotechnology 6.7%
Akero Therapeutics, Inc.(a)	13,609	646,155
Arcellx, Inc.(a)	6,192	508,363
BridgeBio Pharma, Inc.(a)	27,309	1,418,429
Caris Life Sciences, Inc.(a)	132,602	4,011,211
Exact Sciences Corp.(a)	32,826	1,795,910
Insmed, Inc.(a)	26,223	3,776,374
Janux Therapeutics, Inc.(a)	18,979	463,847
Mirum Pharmaceuticals, Inc.(a)	9,826	720,344
Nuvalent, Inc., Class A(a)	20,251	1,751,307
Revolution Medicines, Inc.(a)	15,808	738,234
Soleno Therapeutics, Inc.(a)	6,287	425,001
Total		16,255,175
Health Care Equipment & Supplies 4.2%
Glaukos Corp.(a)	56,403	4,599,665
ICU Medical, Inc.(a)	45,823	5,496,927
Total		10,096,592
Health Care Providers & Services 3.6%
Chemed Corp.	7,750	3,469,985
GeneDx Holdings Corp.(a)	11,285	1,215,846
Hinge Health, Inc., Class A(a)	4,219	207,069
RadNet, Inc.(a)	48,886	3,725,602
Total		8,618,502
Life Sciences Tools & Services 3.1%
Adaptive Biotechnologies Corp.(a)	218,521	3,269,074
Bio-Techne Corp.	23,262	1,294,065
DNA Script(a),(b),(c),(d)	1,585	129,275
Repligen Corp.(a)	20,674	2,763,493
Total		7,455,907
Pharmaceuticals 0.8%
Axsome Therapeutics, Inc.(a)	7,526	914,033
Crinetics Pharmaceuticals, Inc.(a)	22,845	951,494
Total		1,865,527
Total Health Care		44,291,703
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 24.6%
Aerospace & Defense 6.3%
Aerovironment, Inc.(a)	8,510	2,679,714
Archer Aviation, Inc., Class A(a)	90,759	869,471
Carpenter Technology Corp.	20,423	5,014,663
Kratos Defense & Security Solutions, Inc.(a)	42,574	3,889,986
VSE Corp.	15,927	2,647,705
Total		15,101,539
Building Products 3.1%
AAON, Inc.	59,857	5,593,038
Simpson Manufacturing Co., Inc.	11,714	1,961,627
Total		7,554,665
Construction & Engineering 2.3%
MasTec, Inc.(a)	25,525	5,431,975
Electrical Equipment 0.8%
Bloom Energy Corp., Class A(a)	23,249	1,966,168
Ground Transportation 3.2%
Lyft, Inc., Class A(a)	79,894	1,758,467
Saia, Inc.(a)	7,581	2,269,448
XPO, Inc.(a)	29,482	3,811,138
Total		7,839,053
Machinery 3.1%
RBC Bearings, Inc.(a)	19,267	7,519,718
Passenger Airlines 1.1%
Joby Aviation, Inc.(a)	56,853	917,608
Sun Country Airlines Holdings, Inc.(a)	139,535	1,647,908
Total		2,565,516
Trading Companies & Distributors 4.7%
Applied Industrial Technologies, Inc.	5,005	1,306,555
SiteOne Landscape Supply, Inc.(a)	31,884	4,106,659
WESCO International, Inc.	19,130	4,045,995
Xometry, Inc., Class A(a)	33,691	1,835,149
Total		11,294,358
Total Industrials		59,272,992
Columbia Variable Portfolio – Small Company Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 20.4%
Communications Equipment 4.4%
InterDigital, Inc.	15,961	5,510,216
Lumentum Holdings, Inc.(a)	31,218	5,079,481
Total		10,589,697
Electronic Equipment, Instruments & Components 1.8%
Coherent Corp.(a)	25,548	2,752,030
Vontier Corp.	41,312	1,733,865
Total		4,485,895
Semiconductors & Semiconductor Equipment 6.7%
Credo Technology Group Holding Ltd.(a)	34,365	5,003,888
Impinj, Inc.(a)	11,517	2,081,698
Rigetti Computing, Inc.(a)	35,638	1,061,656
Semtech Corp.(a)	47,859	3,419,525
SiTime Corp.(a)	15,088	4,546,165
Total		16,112,932
Software 7.1%
ACI Worldwide, Inc.(a)	40,718	2,148,689
Clearwater Analytics Holdings, Inc., Class A(a)	31,232	562,800
D-Wave Quantum, Inc.(a)	27,797	686,864
Hut 8 Corp.(a)	197,117	6,861,643
Klaviyo, Inc.(a)	38,872	1,076,366
Procore Technologies, Inc.(a)	14,086	1,027,151
Riot Platforms, Inc.(a)	130,595	2,485,223
Unity Software, Inc.(a)	54,044	2,163,922
Total		17,012,658
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.4%
IonQ, Inc.(a)	14,702	904,173
Total Information Technology		49,105,355
Materials 0.8%
Construction Materials 0.8%
Knife River Corp.(a)	24,206	1,860,715
Total Materials		1,860,715
Utilities 4.3%
Independent Power and Renewable Electricity Producers 3.4%
Hallador Energy Co.(a)	79,534	1,556,480
Talen Energy Corp.(a)	15,724	6,688,675
Total		8,245,155
Water Utilities 0.9%
WaterBridge Infrastructure LLC, Class A(a)	88,190	2,224,152
Total Utilities		10,469,307
Total Common Stocks (Cost $196,198,680)		233,525,817

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(e),(f)	8,285,968	8,283,482
Total Money Market Funds (Cost $8,282,239)		8,283,482
Total Investments in Securities (Cost: $204,480,919)		241,809,299
Other Assets & Liabilities, Net		(979,860)
Net Assets		240,829,439
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the total value of these securities amounted to $129,275, which represents 0.05% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounted to $129,275, which represents 0.05% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/21	1,585	1,382,080	129,275

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2025.

Columbia Variable Portfolio – Small Company Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	3,207,951	107,778,064	(102,703,975)	1,442	8,283,482	(1,004)	153,093	8,285,968
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Small Company Growth Fund  | 2025

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3QT7025_12_D01_(11/25)